Supplemental Guarantor Financial Information (Tables)	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Supplemental Guarantor Financial Information [Abstract]
Schedule of Condensed Consolidating Balance Sheets

Condensed Consolidating Balance Sheets

	October 31, 2015
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$-	$56.9	$-	$442.1	$-	$499.0
Accounts receivable, net	-	139.8	7.3	179.7	-	326.8
Prepaid expenses	-	69.1	18.1	39.6	-	126.8
Income tax receivable	-	32.0	0.5	14.8	-	47.3
Other current assets	-	9.1	1.1	12.2	-	22.4
Affiliate receivable	-	667.3	710.3	43.4	(1,421.0)	-
Deferred tax assets	-	13.7	4.4	20.9	(0.1)	38.9
Total current assets	-	987.9	741.7	752.7	(1,421.1)	1,061.2
Property and equipment, net	-	50.6	10.8	38.6	-	100.0
Intangible assets, net	-	458.2	3.9	539.0	-	1,001.1
Goodwill	-	2,403.1	62.5	1,900.4	-	4,366.0
Deferred tax assets	0.2	-	6.8	65.0	(7.0)	65.0
Other assets	-	23.5	13.0	17.8	-	54.3
Affiliate receivable	-	725.5	1.4	130.7	(857.6)	-
Investment in subsidiaries	-	2,104.6	-	-	(2,104.6)	-
Total assets	$0.2	$6,753.4	$840.1	$3,444.2	$(4,390.3)	$6,647.6
LIABILITIES AND STOCKHOLDERS'
DEFICIT
Current liabilities:
Accounts payable	$-	$50.3	$-	$15.8	$-	$66.1
Income taxes payable	-	-	-	33.6	-	33.6
Accrued expenses	-	212.2	27.1	159.3	-	398.6
Deferred tax liabilities	0.1	-	-	1.4	(0.1)	1.4
Deferred revenue	-	514.9	18.0	244.6	-	777.5
Affiliate payable	29.6	751.4	590.1	49.9	(1,421.0)	-
Current portion of long-term obligations	-	0.1	-	-	-	0.1
Total current liabilities	29.7	1,528.9	635.2	504.6	(1,421.1)	1,277.3
Long-term debt	-	5,683.7	-	-	-	5,683.7
Deferred tax liabilities	-	66.0	-	108.3	(7.0)	167.3
Affiliate payable	58.3	131.5	0.4	667.4	(857.6)	-
Other long-term liabilities	-	78.5	15.7	110.3	-	204.5
Losses in excess of investment in subsidiaries	735.2	-	-	-	(735.2)	-
Total liabilities	823.2	7,488.6	651.3	1,390.6	(3,020.9)	7,332.8
Redeemable noncontrolling interests	-	-	-	127.8	-	127.8
Total Infor, Inc. stockholders' equity (deficit)	(823.0)	(735.2)	188.8	1,915.8	(1,369.4)	(823.0)
Noncontrolling interests	-	-	-	10.0	-	10.0
Total stockholders' equity (deficit)	(823.0)	(735.2)	188.8	1,925.8	(1,369.4)	(813.0)
Total liabilities, redeemable noncontrolling
interests and stockholders' equity (deficit)	$0.2	$6,753.4	$840.1	$3,444.2	$(4,390.3)	$6,647.6

	April 30, 2015
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$-	$86.7	$-	$440.0	$-	$526.7
Accounts receivable, net	-	145.5	7.8	184.7	-	338.0
Prepaid expenses	-	59.1	12.4	42.4	-	113.9
Income tax receivable	-	34.7	0.2	14.6	0.1	49.6
Other current assets	-	5.9	1.3	10.6	-	17.8
Affiliate receivable	-	521.8	597.8	22.1	(1,141.7)	-
Deferred tax assets	-	13.3	4.4	13.2	(0.1)	30.8
Total current assets	-	867.0	623.9	727.6	(1,141.7)	1,076.8
Property and equipment, net	-	35.9	12.6	33.3	-	81.8
Intangible assets, net	-	520.6	5.8	204.6	-	731.0
Goodwill	-	2,400.6	62.5	1,582.7	-	4,045.8
Deferred tax assets	0.2	-	8.0	72.8	(8.2)	72.8
Other assets	-	17.3	3.9	19.1	-	40.3
Affiliate receivable	-	751.5	1.4	141.5	(894.4)	-
Investment in subsidiaries	-	1,557.9	-	-	(1,557.9)	-
Total assets	$0.2	$6,150.8	$718.1	$2,781.6	$(3,602.2)	$6,048.5
LIABILITIES AND STOCKHOLDERS'
DEFICIT
Current liabilities:
Accounts payable	$-	$41.3	$0.1	$21.0	$-	$62.4
Income taxes payable	-	-	-	33.4	0.1	33.5
Accrued expenses	-	151.0	26.2	161.9	-	339.1
Deferred tax liabilities	0.1	-	-	1.1	(0.1)	1.1
Deferred revenue	-	512.4	15.2	339.4	-	867.0
Affiliate payable	29.5	591.3	485.3	35.6	(1,141.7)	-
Current portion of long-term obligations	-	0.1	-	-	-	0.1
Total current liabilities	29.6	1,296.1	526.8	592.4	(1,141.7)	1,303.2
Long-term debt	-	5,226.7	-	-	-	5,226.7
Deferred tax liabilities	-	86.5	-	28.7	(8.2)	107.0
Affiliate payable	58.6	169.6	0.3	665.9	(894.4)	-
Other long-term liabilities	-	80.7	10.8	116.9	-	208.4
Losses in excess of investment in subsidiaries	708.8	-	-	-	(708.8)	-
Total liabilities	797.0	6,859.6	537.9	1,403.9	(2,753.1)	6,845.3
Redeemable noncontrolling interests						-
Total Infor, Inc. stockholders' equity (deficit)	(796.8)	(708.8)	180.2	1,377.7	(849.1)	(796.8)
Noncontrolling interests	-	-	-	-	-	-
Total stockholders' equity (deficit)	(796.8)	(708.8)	180.2	1,377.7	(849.1)	(796.8)
Total liabilities, redeemable noncontrolling
interests and stockholders' equity (deficit)	$0.2	$6,150.8	$718.1	$2,781.6	$(3,602.2)	$6,048.5

	April 30, 2015
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$-	$86.7	$-	$440.0	$-	$526.7
Accounts receivable, net	-	145.5	7.8	184.7	-	338.0
Prepaid expenses	-	59.1	12.4	42.4	-	113.9
Income tax receivable	-	34.7	0.2	14.6	0.1	49.6
Other current assets	-	5.9	1.3	10.6	-	17.8
Affiliate receivable	-	521.8	597.8	22.1	(1,141.7)	-
Deferred tax assets	-	13.3	4.4	13.2	(0.1)	30.8
Total current assets	-	867.0	623.9	727.6	(1,141.7)	1,076.8
Property and equipment, net	-	35.9	12.6	33.3	-	81.8
Intangible assets, net	-	520.6	5.8	204.6	-	731.0
Goodwill	-	2,400.6	62.5	1,582.7	-	4,045.8
Deferred tax assets	0.2	-	8.0	72.8	(8.2)	72.8
Other assets	-	17.3	3.9	19.1	-	40.3
Affiliate receivable	-	751.5	1.4	141.5	(894.4)	-
Investment in subsidiaries	-	1,557.9	-	-	(1,557.9)	-
Total assets	$0.2	$6,150.8	$718.1	$2,781.6	$(3,602.2)	$6,048.5
LIABILITIES AND STOCKHOLDERS'
DEFICIT
Current liabilities:
Accounts payable	$-	$41.3	$0.1	$21.0	$-	$62.4
Income taxes payable	-	-	-	33.4	0.1	33.5
Accrued expenses	-	151.0	26.2	161.9	-	339.1
Deferred tax liabilities	0.1	-	-	1.1	(0.1)	1.1
Deferred revenue	-	512.4	15.2	339.4	-	867.0
Affiliate payable	29.5	591.3	485.3	35.6	(1,141.7)	-
Current portion of long-term obligations	-	0.1	-	-	-	0.1
Total current liabilities	29.6	1,296.1	526.8	592.4	(1,141.7)	1,303.2
Long-term debt	-	5,226.7	-	-	-	5,226.7
Deferred tax liabilities	-	86.5	-	28.7	(8.2)	107.0
Affiliate payable	58.6	169.6	0.3	665.9	(894.4)	-
Other long-term liabilities	-	80.7	10.8	116.9	-	208.4
Losses in excess of investment in subsidiaries	708.8	-	-	-	(708.8)	-
Total liabilities	797.0	6,859.6	537.9	1,403.9	(2,753.1)	6,845.3
Total stockholders' equity (deficit)	(796.8)	(708.8)	180.2	1,377.7	(849.1)	(796.8)
Total liabilities and stockholders' deficit	$0.2	$6,150.8	$718.1	$2,781.6	$(3,602.2)	$6,048.5

	May 31, 2014
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$-	$227.4	$-	$347.9	$-	$575.3
Accounts receivable, net	-	165.3	10.9	228.0	-	404.2
Prepaid expenses	-	50.5	14.9	42.7	-	108.1
Income tax receivable	-	17.8	0.2	15.7	-	33.7
Other current assets	-	18.5	0.2	14.8	-	33.5
Affiliate receivable	-	431.0	439.2	35.7	(905.9)	-
Deferred tax assets	-	9.9	4.2	13.5	(0.1)	27.5
Total current assets	-	920.4	469.6	698.3	(906.0)	1,182.3
Property and equipment, net	-	34.0	15.4	33.4	-	82.8
Intangible assets, net	-	627.1	9.3	314.3	-	950.7
Goodwill	-	2,378.8	62.5	1,875.9	-	4,317.2
Deferred tax assets	0.4	-	6.2	88.4	(6.4)	88.6
Other assets	-	9.7	4.4	21.2	-	35.3
Affiliate receivable	-	873.7	1.3	150.2	(1,025.2)	-
Investment in subsidiaries	-	1,669.0	-	-	(1,669.0)	-
Total assets	$0.4	$6,512.7	$568.7	$3,181.7	$(3,606.6)	$6,656.9
LIABILITIES AND STOCKHOLDERS'
DEFICIT
Current liabilities:
Accounts payable	$-	$26.4	$0.1	$27.3	$-	$53.8
Income taxes payable	-	-	-	19.8	-	19.8
Accrued expenses	-	185.1	33.8	187.4	-	406.3
Deferred tax liabilities	0.1	-	-	1.3	(0.1)	1.3
Deferred revenue	-	579.4	17.9	378.0	-	975.3
Affiliate payable	29.5	469.9	361.0	45.5	(905.9)	-
Current portion of long-term obligations	-	31.7	-	-	-	31.7
Total current liabilities	29.6	1,292.5	412.8	659.3	(906.0)	1,488.2
Long-term debt	-	5,218.4	-	-	-	5,218.4
Deferred tax liabilities	-	160.4	(0.1)	38.6	(6.4)	192.5
Affiliate payable	58.6	151.1	0.4	815.1	(1,025.2)	-
Other long-term liabilities	-	62.5	5.5	149.8	-	217.8
Losses in excess of investment in subsidiaries	372.2	-	-	-	(372.2)	-
Total liabilities	460.4	6,884.9	418.6	1,662.8	(2,309.8)	7,116.9
Total stockholders' equity (deficit)	(460.0)	(372.2)	150.1	1,518.9	(1,296.8)	(460.0)
Total liabilities and stockholders' deficit	$0.4	$6,512.7	$568.7	$3,181.7	$(3,606.6)	$6,656.9

Schedule of Condensed Consolidating Statements of Operations

Condensed Consolidating Statements of Operations

	Three Months Ended October 31, 2015
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues:
Software license fees and subscriptions	$-	$81.9	$1.1	$56.9	$-	$139.9
Product updates and support fees	-	209.1	7.7	137.5	-	354.3
Software revenues	-	291.0	8.8	194.4	-	494.2
Consulting services and other fees	-	78.7	3.9	86.5	-	169.1
Total revenues	-	369.7	12.7	280.9	-	663.3

Operating expenses:
Cost of software license fees and subscriptions	-	25.5	2.0	11.6	0.5	39.6
Cost of product updates and support fees	-	33.1	0.6	28.2	1.2	63.1
Cost of consulting services and other fees	-	57.7	3.4	77.0	1.9	140.0
Sales and marketing	-	54.0	5.4	45.6	1.5	106.5
Research and development	-	53.1	1.8	41.9	2.9	99.7
General and administrative	-	4.1	30.2	20.4	(8.0)	46.7
Amortization of intangible assets and depreciation	-	34.3	3.2	21.2	-	58.7
Restructuring costs	-	3.3	0.4	2.7	-	6.4
Acquisition-related and other costs	-	8.9	0.3	0.4	-	9.6
Affiliate (income) expense, net	-	47.3	(41.8)	(5.5)	-	-
Total operating expenses	-	321.3	5.5	243.5	-	570.3
Income from operations	-	48.4	7.2	37.4	-	93.0
Other expense, net:
Interest expense, net	-	78.5	-	-	-	78.5
Affiliate interest (income) expense, net	-	(8.8)	-	8.8	-	-
Other (income) expense, net	-	0.7	-	10.1	-	10.8
Total other expense, net	-	70.4	-	18.9	-	89.3
Income (loss) before income tax	-	(22.0)	7.2	18.5	-	3.7
Income tax provision (benefit)	-	(5.3)	1.8	10.0	-	6.5
Equity in (earnings) loss of subsidiaries	1.8	(14.9)	-	-	13.1	-
Net income (loss)	(1.8)	(1.8)	5.4	8.5	(13.1)	(2.8)
Net income (loss) attributable to noncontrolling interests	-	-	-	(1.0)	-	(1.0)
Net income (loss) attributable to Infor, Inc.	$(1.8)	$(1.8)	$5.4	$9.5	$(13.1)	$(1.8)

	Three Months Ended October 31, 2014
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues:
Software license fees and subscriptions	$-	$79.3	$1.1	$52.4	$-	$132.8
Product updates and support fees	-	209.1	7.7	155.2	-	372.0
Software revenues	-	288.4	8.8	207.6	-	504.8
Consulting services and other fees	-	78.3	3.5	99.0	-	180.8
Total revenues	-	366.7	12.3	306.6	-	685.6

Operating expenses:
Cost of software license fees and subscriptions	-	17.7	2.3	8.7	0.3	29.0
Cost of product updates and support fees	-	31.4	0.6	32.3	1.2	65.5
Cost of consulting services and other fees	-	51.0	4.7	80.8	2.0	138.5
Sales and marketing	-	62.3	6.9	48.9	1.5	119.6
Research and development	-	55.9	2.3	43.2	2.9	104.3
General and administrative	-	4.8	29.8	19.4	(7.9)	46.1
Amortization of intangible assets and depreciation	-	36.1	3.3	21.9	-	61.3
Restructuring costs	-	0.3	-	3.5	-	3.8
Acquisition-related and other costs	-	(1.8)	0.2	0.2	-	(1.4)
Affiliate (income) expense, net	-	51.0	(44.9)	(6.1)	-	-
Total operating expenses	-	308.7	5.2	252.8	-	566.7
Income (loss) from operations	-	58.0	7.1	53.8	-	118.9
Other expense, net:
Interest expense, net	-	87.7	0.1	0.2	-	88.0
Affiliate interest (income) expense, net	-	(10.6)	(0.1)	10.7	-	-
Other (income) expense, net	-	(22.5)	-	20.5	-	(2.0)
Total other expense, net	-	54.6	-	31.4	-	86.0
Income (loss) before income tax	-	3.4	7.1	22.4	-	32.9
Income tax provision (benefit)	-	(1.0)	4.0	16.8	-	19.8
Equity in (earnings) loss of subsidiaries	(13.1)	(8.7)	-	-	21.8	-
Net income (loss)	13.1	13.1	3.1	5.6	(21.8)	13.1
Net income (loss) attributable to noncontrolling interests	-	-	-	-	-	-
Net income (loss) attributable to Infor, Inc.	$13.1	$13.1	$3.1	$5.6	$(21.8)	$13.1

	Six Months Ended October 31, 2015
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues:
Software license fees and subscriptions	$-	$161.3	$4.3	$95.3	$-	$260.9
Product updates and support fees	-	418.7	15.8	276.4	-	710.9
Software revenues	-	580.0	20.1	371.7	-	971.8
Consulting services and other fees	-	152.5	6.9	172.4	-	331.8
Total revenues	-	732.5	27.0	544.1	-	1,303.6

Operating expenses:
Cost of software license fees and subscriptions	-	47.5	3.7	18.8	0.8	70.8
Cost of product updates and support fees	-	64.1	1.2	57.2	2.3	124.8
Cost of consulting services and other fees	-	114.1	6.7	154.2	3.8	278.8
Sales and marketing	-	106.6	11.2	87.2	2.9	207.9
Research and development	-	108.8	3.7	80.8	5.6	198.9
General and administrative	-	8.4	58.6	39.3	(15.4)	90.9
Amortization of intangible assets and depreciation	-	69.8	6.4	39.2	-	115.4
Restructuring costs	-	3.8	0.3	4.1	-	8.2
Acquisition-related and other costs	-	10.8	0.4	0.4	-	11.6
Affiliate (income) expense, net	-	86.7	(73.0)	(13.7)	-	-
Total operating expenses	-	620.6	19.2	467.5	-	1,107.3
Income from operations	-	111.9	7.8	76.6	-	196.3
Other expense, net:
Interest expense, net	-	151.1	-	-	-	151.1
Affiliate interest (income) expense, net	-	(17.4)	-	17.4		-
Loss on extinguishment of debt	-	-	-	-	-	-
Other (income) expense, net	-	(8.1)	-	(18.3)	-	(26.4)
Total other expense, net	-	125.6	-	(0.9)	-	124.7
Income (loss) before income tax	-	(13.7)	7.8	77.5	-	71.6
Income tax provision (benefit)	-	(6.5)	1.1	22.3	-	16.9
Equity in loss (earnings) of subsidiaries	(55.7)	(62.9)	-	-	118.6	-
Net income (loss)	55.7	55.7	6.7	55.2	(118.6)	54.7
Net income (loss) attributable to noncontrolling interests	-	-	-	(1.0)	-	(1.0)
Net income (loss) attributable to Infor, Inc.	$55.7	$55.7	$6.7	$56.2	$(118.6)	$55.7

	Six Months Ended October 31, 2014
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues:
Software license fees and subscriptions	$-	$185.0	$7.3	$132.5	$-	$324.8
Product updates and support fees	-	414.6	15.3	315.8	-	745.7
Software revenues	-	599.6	22.6	448.3	-	1,070.5
Consulting services and other fees	-	151.0	6.9	210.4	-	368.3
Total revenues	-	750.6	29.5	658.7	-	1,438.8

Operating expenses:
Cost of software license fees and subscriptions	-	38.2	4.2	19.7	0.5	62.6
Cost of product updates and support fees	-	62.7	1.3	65.9	2.4	132.3
Cost of consulting services and other fees	-	104.6	9.4	167.1	3.9	285.0
Sales and marketing	-	121.8	14.3	108.3	2.9	247.3
Research and development	-	108.6	4.6	87.4	5.7	206.3
General and administrative	-	16.9	62.3	42.7	(15.4)	106.5
Amortization of intangible assets and depreciation	-	73.9	6.6	45.9	-	126.4
Restructuring costs	-	1.5	0.2	9.6	-	11.3
Acquisition-related and other costs	-	(1.7)	0.2	0.8	-	(0.7)
Affiliate (income) expense, net	-	119.3	(92.7)	(26.6)	-	-
Total operating expenses	-	645.8	10.4	520.8	-	1,177.0
Income from operations	-	104.8	19.1	137.9	-	261.8
Other expense, net:
Interest expense, net	-	176.7	0.2	(0.2)	-	176.7
Affiliate interest (income) expense, net	-	(22.0)	(0.1)	22.1	-	-
Loss on extinguishment of debt	-	-	-	-	-	-
Other (income) expense, net	-	(35.2)	-	1.1	-	(34.1)
Total other expense, net	-	119.5	0.1	23.0	-	142.6
Income (loss) before income tax	-	(14.7)	19.0	114.9	-	119.2
Income tax provision (benefit)	-	(5.4)	8.3	29.7	-	32.6
Equity in loss (earnings) of subsidiaries	(86.6)	(95.9)	-	-	182.5	-
Net income (loss)	86.6	86.6	10.7	85.2	(182.5)	86.6
Net income (loss) attributable to noncontrolling interests	-	-	-	-	-	-
Net income (loss) attributable to Infor, Inc.	$86.6	$86.6	$10.7	$85.2	$(182.5)	$86.6

	11 Months Ended April 30, 2015
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues:
Software license fees and subscriptions	$-	$275.8	$7.5	$195.9	$-	$479.2
Product updates and support fees	-	762.9	28.1	539.3	-	1,330.3
Software revenues	-	1,038.7	35.6	735.2	-	1,809.5
Consulting services and other fees	-	267.0	11.7	350.7	-	629.4
Total revenues	-	1,305.7	47.3	1,085.9	-	2,438.9

Operating expenses:
Cost of software license fees and subscriptions	-	68.4	6.8	33.4	1.1	109.7
Cost of product updates and support fees	-	117.2	2.5	113.9	4.6	238.2
Cost of consulting services and other fees	-	195.1	14.8	289.7	7.6	507.2
Sales and marketing	-	205.8	23.4	178.1	5.6	412.9
Research and development	-	196.8	7.3	154.5	11.2	369.8
General and administrative	-	23.9	111.0	73.1	(30.1)	177.9
Amortization of intangible assets and depreciation	-	134.3	12.8	75.8	-	222.9
Restructuring costs	-	1.0	-	4.7	-	5.7
Acquisition-related and other costs	-	(0.8)	1.3	0.9	-	1.4
Affiliate (income) expense, net	-	174.8	(154.7)	(20.1)	-	-
Total operating expenses	-	1,116.5	25.2	904.0	-	2,045.7
Income from operations	-	189.2	22.1	181.9	-	393.2
Other expense, net:
Interest expense, net	-	320.2	0.1	(0.2)	-	320.1
Affiliate interest (income) expense, net	-	(36.6)	(0.1)	36.7	-	-
Loss on extinguishment of debt	-	172.4	-	-	-	172.4
Other (income) expense, net	-	(57.0)	-	(9.8)	-	(66.8)
Total other expense, net	-	399.0	-	26.7	-	425.7
Income (loss) before income tax	-	(209.8)	22.1	155.2	-	(32.5)
Income tax provision (benefit)	-	(64.5)	(0.9)	13.2	-	(52.2)
Equity in (earnings) loss of subsidiaries	(19.7)	(165.0)	-	-	184.7	-
Net income (loss)	$19.7	$19.7	$23.0	$142.0	$(184.7)	$19.7

	Year Ended May 31, 2014
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues:
Software license fees and subscriptions	$-	$307.1	$11.0	$230.2	$-	$548.3
Product updates and support fees	-	810.4	28.1	627.4	-	1,465.9
Software revenues	-	1,117.5	39.1	857.6	-	2,014.2
Consulting services and other fees	-	286.0	14.8	446.8	-	747.6
Total revenues	-	1,403.5	53.9	1,304.4	-	2,761.8

Operating expenses:
Cost of software license fees and subscriptions	-	55.9	7.2	36.0	0.7	99.8
Cost of product updates and support fees	-	127.2	3.2	126.6	4.9	261.9
Cost of consulting services and other fees	-	221.7	13.2	349.7	8.6	593.2
Sales and marketing	-	217.9	27.1	206.6	5.5	457.1
Research and development	-	198.4	9.7	172.9	10.8	391.8
General and administrative	-	15.2	118.0	90.1	(30.5)	192.8
Amortization of intangible assets and depreciation	-	151.9	12.9	99.5	-	264.3
Restructuring costs	-	2.9	0.5	15.2	-	18.6
Acquisition-related and other costs	-	28.3	0.2	(0.9)	-	27.6
Affiliate (income) expense, net	-	184.9	(161.6)	(23.3)	-	-
Total operating expenses	-	1,204.3	30.4	1,072.4	-	2,307.1
Income from operations	-	199.2	23.5	232.0	-	454.7
Other expense, net:
Interest expense, net	-	377.9	0.1	-	-	378.0
Affiliate interest (income) expense, net	-	(53.9)	(0.1)	54.0	-	-
Loss on extinguishment of debt	-	5.2	-	-	-	5.2
Other (income) expense, net	-	13.1	0.4	(76.3)	-	(62.8)
Total other expense, net	-	342.3	0.4	(22.3)	-	320.4
Income (loss) before income tax	-	(143.1)	23.1	254.3	-	134.3
Income tax provision (benefit)	0.1	7.4	(0.3)	5.4	-	12.6
Equity in (earnings) loss of subsidiaries	(121.8)	(272.3)	-	-	394.1	-
Net income (loss)	$121.7	$121.8	$23.4	$248.9	$(394.1)	$121.7

	Year Ended May 31, 2013
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues:
Software license fees and subscriptions	$-	$275.1	$8.6	$234.4	$-	$518.1
Product updates and support fees	-	792.6	27.7	620.9	-	1,441.2
Software revenues	-	1,067.7	36.3	855.3	-	1,959.3
Consulting services and other fees	-	285.6	18.1	455.0	-	758.7
Total revenues	-	1,353.3	54.4	1,310.3	-	2,718.0

Operating expenses:
Cost of software license fees and subscriptions	-	45.9	6.8	33.4	0.3	86.4
Cost of product updates and support fees	-	122.4	2.5	124.8	4.5	254.2
Cost of consulting services and other fees	-	218.5	10.1	351.6	8.3	588.5
Sales and marketing	-	213.5	28.8	212.3	5.6	460.2
Research and development	-	180.9	2.4	160.0	8.6	351.9
General and administrative	-	41.1	106.7	89.9	(27.3)	210.4
Amortization of intangible assets and depreciation	-	155.7	15.4	104.6	-	275.7
Restructuring costs	-	4.2	0.3	5.7	-	10.2
Acquisition-related and other costs	-	11.9	3.6	(0.5)	-	15.0
Affiliate (income) expense, net	-	142.8	(150.1)	7.3	-	-
Total operating expenses	-	1,136.9	26.5	1,089.1	-	2,252.5
Income from operations	-	216.4	27.9	221.2	-	465.5
Other expense, net:
Interest expense, net	-	417.8	0.1	0.2	-	418.1
Affiliate interest (income) expense, net	-	(72.6)	(0.2)	72.8		-
Loss on extinguishment of debt	-	1.8	-	-	-	1.8
Other (income) expense, net	-	8.6	0.3	90.3	-	99.2
Total other expense, net	-	355.6	0.2	163.3	-	519.1
Income (loss) before income tax	-	(139.2)	27.7	57.9	-	(53.6)
Income tax provision (benefit)	0.1	14.3	(9.1)	17.3	-	22.6
Equity in loss (earnings) of subsidiaries	76.1	(77.4)	-	-	1.3	-
Net income (loss)	$(76.2)	$(76.1)	$36.8	$40.6	$(1.3)	$(76.2)

Schedule of Condensed Consolidating Statements of Comprehensive Income (loss)

Condensed Consolidating Statements of Comprehensive Income (Loss)

	Three Months Ended October 31, 2015
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net income (loss)	$(1.8)	$(1.8)	$5.4	$8.5	$(13.1)	$(2.8)
Other comprehensive income (loss):
Unrealized gain (loss) on foreign currency translation,
net of tax	-	-	-	2.4	-	2.4
Defined benefit plan funding status, net of tax	-	-	-	-	-	-
Unrealized gain (loss) on derivative instruments, net of tax	-	-	-	-	-	-
Total other comprehensive income (loss)	-	-	-	2.4	-	2.4
Comprehensive income (loss)	(1.8)	(1.8)	5.4	10.9	(13.1)	(0.4)
Comprehensive income (loss) attributable to noncontrolling
interests	-	-	-	(1.0)	-	(1.0)
Comprehensive income (loss) attributable to Infor, Inc.	$(1.8)	$(1.8)	$5.4	$11.9	$(13.1)	$0.6

	Three Months Ended October 31, 2014
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net income (loss)	$13.1	$13.1	$3.1	$5.6	$(21.8)	$13.1
Other comprehensive income (loss):
Unrealized gain (loss) on foreign currency translation,
net of tax	-	-	-	(80.0)	-	(80.0)
Defined benefit plan funding status, net of tax	-	-	-	0.6	-	0.6
Unrealized gain (loss) on derivative instruments, net of tax	-	(2.5)	-	-	-	(2.5)
Total other comprehensive income (loss)	-	(2.5)	-	(79.4)	-	(81.9)
Comprehensive income (loss)	13.1	10.6	3.1	(73.8)	(21.8)	(68.8)
Comprehensive income (loss) attributable to noncontrolling
interests	-	-	-	-	-	-
Comprehensive income (loss) attributable to Infor, Inc.	$13.1	$10.6	$3.1	$(73.8)	$(21.8)	$(68.8)

	Six Months Ended October 31, 2015
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net income (loss)	$55.7	$55.7	$6.7	$55.2	$(118.6)	$54.7
Other comprehensive income (loss):
Unrealized gain (loss) on foreign currency translation,
net of tax	-	-	-	(62.4)	-	(62.4)
Defined benefit plan funding status, net of tax	-	-	-	0.2	-	0.2
Unrealized gain (loss) on derivative instruments, net of tax	-	0.6	-	-	-	0.6
Total other comprehensive income (loss)	-	0.6	-	(62.2)	-	(61.6)
Comprehensive income (loss)	55.7	56.3	6.7	(7.0)	(118.6)	(6.9)
Comprehensive income (loss) attributable to noncontrolling
interests	-	-	-	(1.0)	-	(1.0)
Comprehensive income (loss) attributable to Infor, Inc.	$55.7	$56.3	$6.7	$(6.0)	$(118.6)	$(5.9)

	Six Months Ended October 31, 2014
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net income (loss)	$86.6	$86.6	$10.7	$85.2	$(182.5)	$86.6
Other comprehensive income (loss):
Unrealized gain (loss) on foreign currency translation,
net of tax	-	-	-	(137.3)	-	(137.3)
Defined benefit plan funding status, net of tax	-	0.1	-	1.4	-	1.5
Unrealized gain (loss) on derivative instruments, net of tax	-	(3.0)	-	-	-	(3.0)
Total other comprehensive income (loss)	-	(2.9)	-	(135.9)	-	(138.8)
Comprehensive income (loss)	86.6	83.7	10.7	(50.7)	(182.5)	(52.2)
Comprehensive income (loss) attributable to noncontrolling
interests	-	-	-	-	-	-
Comprehensive income (loss) attributable to Infor, Inc.	$86.6	$83.7	$10.7	$(50.7)	$(182.5)	$(52.2)

	11 Months Ended April 30, 2015
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net income (loss)	$19.7	$19.7	$23.0	$142.0	$(184.7)	$19.7
Other comprehensive income (loss):
Unrealized gain (loss) on foreign currency translation,
net of tax	-	-	-	(277.5)	-	(277.5)
Defined benefit plan funding status, net of tax	-	(0.2)	-	(8.7)	-	(8.9)
Unrealized gain (loss) on derivative instruments, net of tax	-	(2.9)	-	-	-	(2.9)
Total other comprehensive income (loss)	-	(3.1)	-	(286.2)	-	(289.3)
Comprehensive income (loss)	$19.7	$16.6	$23.0	$(144.2)	$(184.7)	$(269.6)

	Year Ended May 31, 2014
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net income (loss)	$121.7	$121.8	$23.4	$248.9	$(394.1)	$121.7
Other comprehensive income (loss):
Unrealized gain (loss) on foreign currency translation,
net of tax	-	-	-	(32.9)	-	(32.9)
Defined benefit plan funding status, net of tax	-	-	-	1.5	-	1.5
Unrealized gain (loss) on derivative instruments, net of tax	-	(9.9)	-	-	-	(9.9)
Total other comprehensive income (loss)	-	(9.9)	-	(31.4)	-	(41.3)
Comprehensive income (loss)	$121.7	$111.9	$23.4	$217.5	$(394.1)	$80.4

	Year Ended May 31, 2013
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net income (loss)	$(76.2)	$(76.1)	$36.8	$40.6	$(1.3)	$(76.2)
Other comprehensive income (loss):
Unrealized gain (loss) on foreign currency translation,
net of tax	-	-	-	126.5	-	126.5
Defined benefit plan funding status, net of tax	-	0.1	-	1.5	-	1.6
Total other comprehensive income (loss)	-	0.1	-	128.0	-	128.1
Comprehensive income (loss)	$(76.2)	$(76.0)	$36.8	$168.6	$(1.3)	$51.9

Schedule of Condensed Consolidating Statements of Cash Flows

Condensed Consolidating Statements of Cash Flows

	Six Months Ended October 31, 2015
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$-	$111.6	$2.6	$1.3	$-	$115.5
Cash flows from investing activities:
Acquisitions, net of cash acquired	-	(549.3)	-	-	-	(549.3)
Change in restricted cash	-	-	-	-	-	-
Purchases of property, equipment and software	-	(22.3)	(2.6)	(3.9)	-	(28.8)
Net cash used in investing activities	-	(571.6)	(2.6)	(3.9)	-	(578.1)
Cash flows from financing activities:
Dividends paid	-	(17.0)	-	-	-	(17.0)
Loans to stockholders	-	(1.6)	-	-	-	(1.6)
Payments on capital lease obligations	-	(0.2)	-	(1.1)	-	(1.3)
Proceeds from issuance of debt	-	495.0	-	-	-	495.0
Payments on long-term debt	-	(17.1)	-	-	-	(17.1)
(Payments) proceeds from affiliate within group	-	(11.6)	-	11.6	-	-
Deferred financing fees	-	(16.5)	-	-	-	(16.5)
Other	-	(0.8)	-	-	-	(0.8)
Net cash provided by (used in) financing activities	-	430.2	-	10.5	-	440.7
Effect of exchange rate changes on cash and cash equivalents	-	-	-	(5.8)	-	(5.8)
Net increase (decrease) in cash and cash equivalents	-	(29.8)	-	2.1	-	(27.7)
Cash and cash equivalents at the beginning of the period	-	86.7	-	440.0	-	526.7
Cash and cash equivalents at the end of the period	$-	$56.9	$-	$442.1	$-	$499.0

	Six Months Ended October 31, 2014
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$-	$61.5	$2.9	$(3.9)	$-	$60.5
Cash flows from investing activities:
Acquisitions, net of cash acquired	-	(27.3)	-	(2.8)	-	(30.1)
Change in restricted cash	-	18.3	-	0.7	-	19.0
Purchases of property, equipment and software	-	(6.9)	(2.9)	(10.5)	-	(20.3)
Net cash used in investing activities	-	(15.9)	(2.9)	(12.6)	-	(31.4)
Cash flows from financing activities:
Dividends paid	-	(42.7)	-	-	-	(42.7)
Loans to stockholders	-	(0.2)	-	-	-	(0.2)
Payments on capital lease obligations	-	(0.2)	-	(1.2)	-	(1.4)
Payments on long-term debt	-	(71.6)	-	-	-	(71.6)
(Payments) proceeds from affiliate within group	-	(0.3)	-	0.3	-	-
Other	-	(8.5)	-	-	-	(8.5)
Net cash provided by (used in) financing activities	-	(123.5)	-	(0.9)	-	(124.4)
Effect of exchange rate changes on cash and cash equivalents	-	-	-	(23.2)	-	(23.2)
Net increase (decrease) in cash and cash equivalents	-	(77.9)	-	(40.6)	-	(118.5)
Cash and cash equivalents at the beginning of the period	-	136.6	-	310.5	-	447.1
Cash and cash equivalents at the end of the period	$-	$58.7	$-	$269.9	$-	$328.6

	11 Months Ended April 30, 2015
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$-	$(33.0)	$6.5	$234.7	$-	$208.2
Cash flows from investing activities:
Acquisitions, net of cash acquired	-	(27.3)	-	(2.8)	-	(30.1)
Change in restricted cash	-	18.2	-	(1.1)	-	17.1
Purchases of property, equipment and software	-	(13.9)	(6.5)	(15.3)	-	(35.7)
Net cash used in investing activities	-	(23.0)	(6.5)	(19.2)	-	(48.7)
Cash flows from financing activities:
Dividends paid	-	(65.7)	-	-	-	(65.7)
Loans to stockholders	-	-	-	-	-	-
Payments on capital lease obligations	-	(0.3)	-	(2.2)	-	(2.5)
Proceeds from issuance of debt	-	2,019.7	-	-	-	2,019.7
Payments on long-term debt	-	(1,932.5)	-	-	-	(1,932.5)
(Payments) proceeds from affiliate within group	-	71.3	-	(71.3)	-	-
Deferred financing fees and early debt redemption fees paid	-	(168.7)	-	-	-	(168.7)
Other	-	(8.5)	-	-	-	(8.5)
Net cash provided by (used in) financing activities	-	(84.7)	-	(73.5)	-	(158.2)
Effect of exchange rate changes on cash and cash equivalents	-	-	-	(49.9)	-	(49.9)
Net increase (decrease) in cash and cash equivalents	-	(140.7)	-	92.1	-	(48.6)
Cash and cash equivalents at the beginning of the period	-	227.4	-	347.9	-	575.3
Cash and cash equivalents at the end of the period	$-	$86.7	$-	$440.0	$-	$526.7

	Year Ended May 31, 2014
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$-	$226.6	$(2.7)	$190.7	$-	$414.6
Cash flows from investing activities:
Acquisitions, net of cash acquired	-	(199.4)	-	(0.3)	-	(199.7)
Change in restricted cash	-	(18.2)	-	(1.3)	-	(19.5)
Purchases of property, equipment and software	-	(14.9)	(6.9)	(10.7)	-	(32.5)
Net cash used in investing activities	-	(232.5)	(6.9)	(12.3)	-	(251.7)
Cash flows from financing activities:
Loans to stockholders	-	(5.2)	-	-	-	(5.2)
Payments on capital lease obligations	-	(0.3)	-	(2.0)	-	(2.3)
Proceeds from issuance of debt	-	3,487.7	-	-	-	3,487.7
Payments on long-term debt	-	(3,457.5)	-	-	-	(3,457.5)
(Payments) proceeds from affiliate within group	-	156.6	9.6	(166.2)	-	-
Deferred financing fees and early debt redemption fees paid	-	(37.5)	-	-	-	(37.5)
Other	-	-	-	(0.9)	-	(0.9)
Net cash provided by (used in) financing activities	-	143.8	9.6	(169.1)	-	(15.7)
Effect of exchange rate changes on cash and cash equivalents	-	-	-	6.2	-	6.2
Net increase (decrease) in cash and cash equivalents	-	137.9	-	15.5	-	153.4
Cash and cash equivalents at the beginning of the period	-	89.5	-	332.4	-	421.9
Cash and cash equivalents at the end of the period	$-	$227.4	$-	$347.9	$-	$575.3

	Year Ended May 31, 2013
	Infor, Inc.	Infor (US), Inc.	Guarantor	Non-Guarantor		Total
(in millions)	(Parent)	(Subsidiary Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$-	$(67.7)	$22.9	$327.2	$-	$282.4
Cash flows from investing activities:
Acquisitions, net of cash acquired	-	(51.0)	-	(55.0)	-	(106.0)
Change in restricted cash	-	-	-	2.2	-	2.2
Purchases of property, equipment and software	-	(14.8)	(14.5)	(6.7)	-	(36.0)
Net cash used in investing activities	-	(65.8)	(14.5)	(59.5)	-	(139.8)
Cash flows from financing activities:
Loans to stockholders	-	(8.7)	-	-	-	(8.7)
Payments on capital lease obligations	-	(0.1)	(0.3)	(1.1)	-	(1.5)
Proceeds from issuance of debt	-	2,778.9	-	-	-	2,778.9
Payments on long-term debt	-	(2,847.2)	-	-	-	(2,847.2)
(Payments) proceeds from affiliate within group	-	163.3	(8.0)	(155.3)	-	-
Deferred financing fees and early debt redemption fees paid	-	(27.6)	-	-	-	(27.6)
Other	-	-	(0.1)	(0.4)	-	(0.5)
Net cash provided by (used in) financing activities	-	58.6	(8.4)	(156.8)	-	(106.6)
Effect of exchange rate changes on cash and cash equivalents	-	-	-	1.5	-	1.5
Net increase in cash and cash equivalents	-	(74.9)	-	112.4	-	37.5
Cash and cash equivalents at the beginning of the period	-	164.4	-	220.0	-	384.4
Cash and cash equivalents at the end of the period	$-	$89.5	$-	$332.4	$-	$421.9